Derivatives	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Derivatives
20 Derivatives

						2024

Derivatives	Derivative assets					Derivative liabilities

	Insurance related			Non- Insurance related	Total	Insurance related			Non- Insurance related	Total

	Insurance contracts		Investment contracts with DPF			Insurance contracts		Investment contracts with DPF

	Direct part.	Without direct part.	Direct part.			Direct Part.	Without direct part.	Direct Part.
FVPL - mandatorily

Derivatives not designated in a hedge	66	477	53	10	606	157	983	135	56	1,331

Derivatives designated as fair value hedges	-	3	-	-	3	-	3	-	-	3

Derivatives designated as cash flow hedges	-	136	-	-	136	-	1,100	-	-	1,100

Derivatives designated as net foreign investment hedges	-	-	-	26	26	-	-	-	2	2

Total	66	616	53	36	771	157	2,085	135	58	2,435

Segregated by:

Derivatives where Aegon bears the risk for financial performance	-	616	-	26	643	-	2,085	-	44	2,129

Derivatives where the policyholder bears the risk for financial performance	66	-	53	10	129	157	-	135	14	306

						2023

Derivatives	Derivative assets					Derivative liabilities

	Insurance related			Non- Insurance related	Total	Insurance related			Non- Insurance related	Total

	Insurance contracts		Investment contracts with DPF			Insurance contracts		Investment contracts with DPF

	Direct part.	Without direct part.	Direct part.			Direct part.	Without direct part.	Direct part.
FVPL - mandatorily

Derivatives not designated in a hedge	35	1,171	25	7	1,238	296	823	300	47	1,466

Derivatives designated as fair value hedges	-	4	-	1	4	-	4	-	-	4

Derivatives designated as cash flow hedges	-	147	-	-	147	-	961	-	-	961

Derivatives designated as net foreign investment hedges	-	-	-	39	39	-	-	-	48	48

Total	35	1,322	25	46	1,429	296	1,788	300	96	2,479

Segregated by:

Derivatives where Aegon bears the risk for financial performance	-	1,322	-	40	1,361	-	1,788	-	90	1,878

Derivatives where the policyholder bears the risk for financial performance	35	-	25	7	67	296	-	300	5	601
Where Aegon hedges minimum guarantees embedded in VFA products, the change in the fulfillment cash flows relating to the hedged position is recognized in income rather than being booked to the Contractual Service Margin. In 2024, the amount booked to income was EUR 2,020 million (2023: EUR 1,481 million). For more details see note
29.5 Risk mitigation
and for the split between P&L and OCI, see note
9 Insurance net investment result
.
Main reason of market value decrease on derivatives was increasing interest rates in 2024.
The derivatives are measured at fair value through profit or loss in accordance with IFRS 9. For more details on fair value measurement of derivatives see note
38 Fair value
.

Use of derivatives
Derivatives not designated in a hedge

	Derivative asset		Derivative liability

Derivatives not designated in a hedge – where Aegon bears the risk	2024	2023	2024	2023

Derivatives held as an economic hedge	477	1,171	954	812

Bifurcated embedded derivatives	-	-	71	53

Total	477	1,171	1,025	865
Aegon utilizes derivative instruments as a part of its asset-liability risk management practices. The derivatives held for risk management purposes are classified as economic hedges to the extent that they do not qualify for hedge accounting, or that Aegon has elected not to apply hedge accounting. The economic hedges of certain exposures relate to an existing asset, liability, or future reinvestment risk. In all cases, these are in accordance with internal risk guidelines and are closely monitored for continuing compliance.
Bifurcated embedded derivatives that are not closely related to the host contracts have been bifurcated and recorded at fair value in the consolidated statement of financial position. These bifurcated embedded derivatives are embedded in various institutional products.
Credit Default Swaps
Aegon has entered into free-standing credit derivative transactions. The positions outstanding at the end of the year were:

	2024		2023

Credit derivative disclosure by quality	Notional	Fair value	Notional	Fair value

AAA	4	-	3	-

AA	111	1	97	1

A	1,233	16	1,021	16

BBB	2,310	50	2,746	52

BB	141	1	119	1

B or lower	51	-	57	-

Total	3,851	68	4,043	71
The use of credit default swaps (CDS) is to create synthetic bonds. Aegon US uses credit default swaps to replicate or synthesize bonds, this is done via Replication (Synthetic Asset) Transactions (RSAT). This is an insurance industry concept that allows insurance companies to use a derivative in conjunction with a cash investment to reproduce the investment characteristics of an otherwise permissible investment. There are three main types of RSAT transactions:
•	single asset replications
•	RSATs involving indices
•	RSATs involving baskets of assets
In each case the approach allows Aegon US to access credit risk in derivative form by using credit default swaps in conjunction with cash or sovereign bonds to replicate (synthetically create) corporate bonds. The table above provides a breakdown of the credit quality of these credit derivatives.
Derivatives designated as fair value hedges
Aegon’s fair value hedges include interest rate swaps, swaptions, equity and fixed income total return swaps, equity options, equity futures, bond futures and variance swaps that are used to protect against changes in the fair value of interest rate and equity-sensitive instruments or liabilities. Gains and losses on derivatives designated under fair value hedge accounting are recognized in the income statement. The effective portion of the fair value change on the hedged item is also recognized in the income statement. As a result, only the net accounting ineffectiveness has an impact on the net result.
Aegon has entered into interest rate swap agreements that effectively convert certain fixed-rate assets and liabilities to a floating-rate basis. These hedges are used for portfolio management to better match assets to liabilities or to protect the value of the hedged item from interest rate movements. These agreements involve the payment or receipt of fixed-rate interest amounts in exchange for floating-rate interest amounts over the life of the agreement without the exchange of the underlying principal amounts. Some of the arrangements use forward starting swaps to better match the duration of assets and liabilities.

Aegon has entered into cross-currency interest rate swap agreements that effectively convert certain foreign currency fixed-rate and floating-rate assets and liabilities to US dollar floating-rate assets and liabilities. These agreements involve the exchange of the underlying principal amounts.
Derivatives designated as cash flow hedges
Aegon has entered primarily into interest rate swap agreements that effectively convert certain variable-rate assets and liabilities to a fixed-rate basis in order to match the cash flows of the assets and liabilities within Aegon’s portfolio more closely. These agreements involve the payment or receipt of variable-rate interest amounts in exchange for fixed-rate interest amounts over the life of the agreement without the exchange of the underlying principal amounts. Aegon hedges its exposure to the variability of future cash flows from the interest rate movements for terms up to 20 years for hedges converting existing floating-rate assets and liabilities to fixed-rate assets.
Aegon uses forward-starting interest rate swap agreements to hedge the variability in future cash flows associated with the forecasted purchase of fixed-income assets. These agreements reduce the impact of future interest rate changes on the forecasted transaction. Fair value adjustments for these interest rate swaps are deferred and recorded in equity until the occurrence of the forecasted transaction at which time the interest rate swaps will be terminated. The accumulated gain or loss in equity will be amortized into investment income as the acquired asset affects income. Aegon hedges its exposure to the variability of future cash flows from interest rate movements for terms up to 19 years. The cash flows from these hedging instruments are expected to affect the profit and loss for approximately the next 38 years. For the year ended December 31, 2024, the contracts for which cash flow hedge accounting was terminated resulted in deferred gains of EUR 55 million (2023: EUR 75 million) that are recognized directly in equity to be reclassified as net result during the period when the cash flows occur of the underlying hedged items. In 2024, none of Aegon’s active cash flow hedges were discontinued as it was highly probable that the original forecasted transactions would occur by the end of the originally specified time period documented at the inception of the hedging relationship. All reported discontinued cash flow hedges are a product of completed forecasted transactions at which point the hedges were unwound. Aegon projects investment needs many years into the future in order to support the insurance liabilities and pay all contractual obligations arising from the policies in force today.
In addition, Aegon also makes use of cross-currency swaps to convert variable or fixed foreign currency cash flows into fixed cash flows in local currencies. The cash flows from these hedging instruments are expected to occur over the next 32 years. These agreements involve the exchange of the underlying principal amounts.

Hedge ineffectiveness and reclassification of gains (losses)	2024	2023	2022

Hedge ineffectiveness on cash flow hedges	-	3	(3)

Gains (losses) reclassified from equity into the income statement	42	20	(102)

Expected deferred gain (loss) to be reclassified from equity into net result during the next 12 months	88	114	116
The periods when the contractual, undiscounted cash flows are expected to occur are as follows:

	< 1yr	1 < 2 yrs	2 < 3 yrs	3 < 4 yrs	4 < 5 yrs	> 5 yrs	Total 2024

Cash inflows	582	425	380	323	286	6,587	8,583

Cash outflows	475	360	323	259	246	11,644	13,308

Net cash flows	107	65	57	64	40	(5,057)	(4,725)

	< 1yr	1 < 2 yrs	2 < 3 yrs	3 < 4 yrs	4 < 5 yrs	> 5 yrs	Total 2023

Cash inflows	282	253	260	286	341	7,509	8,930

Cash outflows	560	224	244	266	271	12,248	13,813

Net cash flows	(277)	28	16	19	70	(4,740)	(4,883)
IBOR reform on derivatives designated as fair value and cash flows hedges
On 30 September 2024, the remaining synthetic LIBOR rates were published for the last time and LIBOR came to an end. Before this, all derivative financial instruments using USD LIBOR and GBP LIBOR as a benchmark rate, transitioned to an alternative benchmark rate.

Net foreign investment hedges
Aegon funds its investments in insurance subsidiaries with a mixture of debt and equity. Aegon aims to denominate debt funding in the same currency as the functional currency of the investment. Investments outside the Eurozone, the United States and the United Kingdom are funded in euros. When the debt funding of investments is not in the functional currency of the investment, Aegon uses derivatives to swap the currency exposure of the debt instrument to the appropriate functional currency. This policy will ensure that total capital will reflect currency movements without distorting debt to shareholders’ equity ratios. Aegon utilizes various financial instruments as the designated hedging instruments of its foreign investments. These instruments include long-term and short-term borrowings, short-term debts to credit institutions, cross-currency swap contracts, and forward foreign exchange contracts.
Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognized directly in OCI; the gains or losses relating to the ineffective portion is recognized immediately in the P&L. Gains and losses accumulated in equity are included in the P&L when the foreign operation is disposed of as part of the gain or loss of the disposal.
Terms and conditions of hedging instruments
The following table sets out the maturity profile and average price/rate of the hedging instruments used in Aegon’s hedging strategies:

Notionals are in EUR million					2024

			Maturity

	Up to 1 month	1-3 months	3-12 months	1-5 years	> 5 years

Fair value hedges

Interest rate contracts

Notional	-	-	-	10	22

Foreign exchange contracts

Notional	-	-	-	-	9

Cash flow hedges

Interest rate contracts

Notional	-	-	-	-	5,352

Average fixed interest rate	-	-	-	-	3.06%

Foreign exchange contracts

Notional	-	-	-	190	1,013

Average exchange rate EUR/USD	-	-	-	1.13	1.13

Average exchange rate EUR/GBP	-	-	-	-	-

Average exchange rate USD/EUR	-	-	-	0.88	0.89

Average exchange rate USD/GBP	-	-	-	0.74	0.76

Average exchange rate GBP/EUR	-	-	-	-	-

Average exchange rate GBP/USD	-	-	-	1.35	1.32

Net investment hedges

Foreign exchange - FX forward

Notional	22	5	-	-	-

Average exchange rate EUR/USD	0.97	0.97	-	-	-

Average exchange rate EUR/GBP	1.21	1.21	-	-	-

Notionals are in EUR million					2023

			Maturity

	Up to 1 month	1-3 months	3-12 months	1-5 years	> 5 years

Fair value hedges

Interest rate contracts

Notional	-	-	-	88	21

Foreign exchange contracts

Notional	-	-	-	-	8

Cash flow hedges

Interest rate contracts

Notional	-	-	-	-	5,540

Average fixed interest rate	-	-	-	-	2.83%

Foreign exchange contracts

Notional	-	-	-	121	835

Average exchange rate EUR/USD	-	-	-	1.16	1.13

Average exchange rate EUR/GBP	-	-	-	-	-

Average exchange rate USD/EUR	-	-	-	0.87	0.88

Average exchange rate USD/GBP	-	-	-	0.74	0.76

Average exchange rate GBP/EUR	-	-	-	1.35	1.32

Average exchange rate GBP/USD	-	-	-	-	-

Net investment hedges

Foreign exchange - FX forward

Notional	(8)	(1)	-	-	-

Average exchange rate EUR/USD	0.91	0.91	-	-	-

Average exchange rate EUR/GBP	1.15	-	-	-	-
Impacts of hedge accounting in the statement of financial position, statement of comprehensive income, and statement of changes in equity
The following table contains details of the hedging instruments used in Aegon’s hedging strategies that are booked under line item “Derivatives” in the consolidated statement of financial position:

	2024

	Carrying amounts

	Notional	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness

Fair value hedges

Interest rate contracts	32	-	3	2

Foreign exchange contracts	9	3	-	(1)

Cash flow hedges

Interest rate contracts	5,352	12	1,092	(106)

Foreign exchange contracts	1,202	124	8	15

Net investment hedges

Foreign exchange - FX forward	27	26	2	-

	2023

	Carrying amounts

	Notional	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness

Fair value hedges

Interest rate contracts	109	1	4	-

Foreign exchange contracts	8	4	-	1

Cash flow hedges

Interest rate contracts	5,540	42	950	106

Foreign exchange contracts	956	105	11	(44)

Net investment hedges

Foreign exchange - FX forward	(9)	39	48	-

The following table contains details of the hedged exposures covered by Aegon’s hedging strategies that are booked under line item “Derivatives” in the consolidated statement of financial position:

	2024

	Carrying amounts		Accumulated amount of fair value adjustments on the hedged item

	Assets	Liabilities	Assets	Liabilities	Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment

Fair value hedges

Corporate Debt Hedge Program	-	66	-	(19)	Trust pass-through securities	3

					Investment contracts without

Offshore Liability Hedge Program	-	12	-	2	discretionary participating features	-

Synthetic Asset Fair value hedges	35	-	3	-	Investments	(1)

						2023

	Carrying amounts		Accumulated amount of fair value adjustments on the hedged item

	Assets	Liabilities	Assets	Liabilities	Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment

Fair value hedges

Corporate Debt Hedge Program	-	67	-	(13)	Trust pass-through securities	3

					Investment contracts without

Offshore Liability Hedge Program	-	12	-	2	discretionary participating features	-

Synthetic Asset Fair value hedges	34	-	4	-	Investments	1

	2024

		Cash flow hedge / currency translation reserve

	Change in fair value of hedged item for ineffectiveness assessment	Continuing hedges	Discontinued hedges

Cash flow hedges

Synthetic Asset Cash flow hedges	(215)	189	-

Life & Health Liability Investment Risk Hedge Program	(111)	(483)	126

Long Term Care (LTC) Liability Hedge Program	(21)	(38)	1,095

IMD Payout Hedge	-	-	31

TRS (Vivendi) Hedge	-	-	3

Net investment hedges

Investments in foreign operations	-	(383)	-

	2023

		Cash flow hedge / currency translation reserve

	Change in fair value of hedged item for ineffectiveness assessment	Continuing hedges	Discontinued hedges

Cash flow hedges

Synthetic Asset Cash flow hedges	11	87	-

Life & Health Liability Investment Risk Hedge Program	5	(348)	232

Long Term Care (LTC) Liability Hedge Program	1	(15)	1,085

IMD Payout Hedge	-	-	29

TRS (Vivendi) Hedge	-	-	3

Net investment hedges

Investments in foreign operations	-	(324)	-

Potential sources of hedge ineffectiveness
Corporate debt hedge
•	If there is a mismatch between critical terms of hedging instruments and hedged items, changes in fair value may not be offset. The qualitative hedge effectiveness test assures all critical terms align.
•	Counterparty default: If the counterparty fails to fulfill the contract, the hedge will not be highly effective. All derivatives in this program are collateralized or cleared, so the impact from this credit risk will not dominate the hedge relationship.
Life & Health liability investment risk hedge
•	Counterparty default: If the counterparty fails to fulfill the contract, the hedge will not be highly effective. All derivatives in this program are collateralized or cleared, so the impact from this credit risk will not dominate the hedge relationship.
•	Expected future transactions fail to occur as projected: the hedging instrument (i.e. FSS) terms are already known and easily valued. However, the hedged item consists of one or more forecasted asset purchases for which we are unable to project exactly the dates, coupon rates, and other underlying terms. Given these unknown variables in the hedged item, for the period in which the FSS remains in inventory and the forecasted transactions have not been completed, the hedged item portion of this relationship will be setup assuming identical dates and rates as outlined in the hedging instrument.
•	When the forecasted transaction (i.e. bond purchase) is completed and the terms of the underlying hedged item are known, hedge ineffectiveness would possibly arise if the timing of the asset being purchased differs from the unwind date of the swaps designated as the hedging instrument, or the coupon rate of the asset being purchased differs from the coupon rate on the receive leg of the swap, or a combination of both.
Long Term Care (LTC) liability hedge
•	The hedge ineffectiveness would possibly arise if the timing of the asset being purchased differs from the unwind date of the swaps designated as the hedging instrument, or the coupon rate of the asset being purchased differs from the coupon rate on the receive leg of the swap, or a combination of both.
Synthetic asset cash flow hedge
•	Mismatch of critical terms: If critical terms do not match between the hedged item and the hedged instrument, hedge ineffectiveness can arise.
•	Counterparty default: If the counterparty fails to fulfill the contract, the hedge will not be highly effective. All derivatives in this program are collateralized or cleared, so the impact from this credit risk will not dominate the hedge relationship.
The following table contains information regarding the effectiveness of the hedging relationships designated by Aegon, as well as the impacts on profit or loss and other comprehensive income that are booked under line item “Results from financial transactions” (including the reclassified amount where applicable):

2024

Amounts reclassified from reserves to P&L as

	Gains / (loss) recognized in OCI	Hedge ineffectiveness recognized in P&L	P&L line item that includes hedge ineffectiveness	hedged cash flows will no longer occur	hedged item affected P&L

Fair value hedges

Interest rate contracts	n.a.	(2)	Results from financial transactions	n.a.	n.a.

Foreign exchange contracts	n.a.	-	Results from financial transactions	n.a.	n.a.

Cash flow hedges

Interest rate contracts	-	-	Results from financial transactions	-	-

Foreign exchange contracts	-	-	Results from financial transactions	-	-

Net investment hedges

Foreign exchange - FX forward	-	-	Results from financial transactions	-	-

					2023

				Amounts reclassified from reserves to P&L as

	Gains / (loss) recognized in OCI	Hedge ineffectiveness recognized in P&L	P&L line item that includes hedge ineffectiveness	hedged cash flows will no longer occur	hedged item affected P&L

Fair value hedges

Interest rate contracts	n.a.	(3)	Results from financial transactions	n.a.	n.a.

Foreign exchange contracts	n.a.	-	Results from financial transactions	n.a.	n.a.

Cash flow hedges

Interest rate contracts	-	-	Results from financial transactions	-	-

Foreign exchange contracts	-	(2)	Results from financial transactions	-	-

Net investment hedges

Foreign exchange - FX forward	-	-	Results from financial transactions	-	-
Aegon recognizes the separate line items: “Changes in cash flow hedging reserve” and “Movement in foreign currency translation and net foreign investment hedging reserves” in the statement of comprehensive income related to hedges of net positions gains and losses. Refer to note
25 Shareholders’ equity
for more details on these items.
Financial instruments designated and measured at FVPL
The following table shows reconciliation of nominal amount and fair value of credit derivatives that have been used to manage the credit risk of financial instruments designated as FVPL:

	CDSs

Credit derivative disclosure by quality	Nominal amount	Fair value

On January 1, 2024	4,043	71

Increase/(Decrease) during the year	(192)	(2)

On December 31, 2024	3,851	68

	CDSs

Credit derivative disclosure by quality	Nominal amount	Fair value

On January 1, 2023	4,820	28

Increase/(Decrease) during the year	(778)	43

On December 31, 2023	4,043	71